Goodwill and Intangible Assets - Summary of Impairment Testing of Goodwill (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	CAD 5,884	CAD 5,685
Goodwill Additions/ disposals		256
Effect of changes in foreign exchange rates	(171)	(57)
Goodwill Ending balance	5,713	5,884
Asia excluding Hong Kong and Japan [Member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	160	166
Effect of changes in foreign exchange rates	(6)	(6)
Goodwill Ending balance	154	160
Hong Kong [Member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	194
Goodwill Additions/ disposals		194
Effect of changes in foreign exchange rates	(14)
Goodwill Ending balance	180	194
Japan Insurance and Wealth [Member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	403	404
Effect of changes in foreign exchange rates	(12)	(1)
Goodwill Ending balance	391	403
Canadian Individual Life [Member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	155	155
Goodwill Ending balance	155	155
Canadian Affinity Markets [Member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	83	83
Goodwill Ending balance	83	83
Canadian Wealth (excluding Manulife Bank of Canada) [Member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	1,085	1,085
Goodwill Ending balance	1,085	1,085
Canadian Group Benefits and Group Retirement Solutions [Member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	1,773	1,773
Goodwill Ending balance	1,773	1,773
International Group Program [Member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	90	93
Effect of changes in foreign exchange rates	(6)	(3)
Goodwill Ending balance	84	90
John Hancock Insurance [Member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	428	378
Goodwill Additions/ disposals		59
Effect of changes in foreign exchange rates	(28)	(9)
Goodwill Ending balance	400	428
John Hancock Investments and Retirement Plan Services [Member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	1,220	1,254
Goodwill Additions/ disposals		3
Effect of changes in foreign exchange rates	(99)	(37)
Goodwill Ending balance	1,121	1,220
Manulife Asset Management and Other [Member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	293	294
Effect of changes in foreign exchange rates	(6)	(1)
Goodwill Ending balance	CAD 287	CAD 293